Subsequent events (Details Narrative) - BRL (R$) R$ / shares in Units, R$ in Thousands	Apr. 06, 2026	Mar. 12, 2026	Apr. 04, 2025	Mar. 12, 2025
IfrsStatementLineItems [Line Items]
First dividend distribution in amount				R$ 129,784
Percentage of dividend distribution				20.00%
Dividends per share			R$ 1.348923
Nonadjusting Event [Member]
IfrsStatementLineItems [Line Items]
First dividend distribution in amount		R$ 307,400
Percentage of dividend distribution		40.00%
Dividends per share	R$ 3.446838